                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3-31-07
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Northaven Management Inc
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Address:  375 Park Avenue  Floor 27
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          NY, NY  10152
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Form 13F File Number:  28-06119
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas A. Vermylen
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Title:  Account Manager
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Phone:  212-713-9081
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Signature, Place, and Date of Signing:

    /s/ Thomas A. Vermylen             NY, NY                    5/22/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None
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Form 13F Information Table Entry Total:          51
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Form 13F Information Table Value Total:     196,851,631.00
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                                             (thousands)


List of Other Included Managers:            ______________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

                                    3/31/2007
UBS SECURITIES LLC                                                1

USD

          ITEM 1             ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6                ITEM 7      ITEM 8

      NAME OF ISSUER         TITLE    CUSIP #     FAIR MARKET    SHARES OF         INVEST. DISC.     MANAGERS     VOTING AUTHORITY
                               OF                    VALUE       PRINCIPAL
                             CLASS                                AMOUNT        SOLE  SHARED  OTHER              SOLE   SHARED  NONE
Page 1                                                                           A      B       C                 A       B      C
ACNB CORP                    OTC EQ  000868109  $  1,846,966.00      99836  N   X                    NORT        99836       0     0
ANNALY MORTGAGE MANAGEMENT   COMMON  35710409   $  8,514,000.00     550000  N   X                    NORT       550000       0     0
ARES CAPITAL CORP            OTC EQ  04010L103  $  6,877,345.00     378500  N   X                    NORT       378500       0     0
AUTOMATIC DATA PROCESSING    COMMON  053015103  $  7,260,000.00     150000  N   X                    NORT       150000       0     0
BEVERLY NATIONAL CORP        COMMON  088115100  $  1,926,850.00      89000  N   X                    NORT        89000       0     0
CALL ANNALY CAPITAL M AUG    CALL O  0357107DC  $     97,500.00     150000  C   X                    NORT       150000       0     0
CALL DOWNEY FINANCIAL APR    CALL O  2610187DN  $      9,375.00      25000  C   X                    NORT        25000       0     0
CALL JPMORGAN FEB 40         CALL O  61688K5AD  $    210,000.00     150000  C   X                    NORT       150000       0     0
CALL SOVEREIGN B JAN 21.37   CALL X  8459058AW  $    983,063.00       1750  N   X                    NORT         1750       0     0
CHARLES SCHWAB CORP NEW      OTC EQ  808513105  $  7,462,320.00     408000  N   X                    NORT       408000       0     0
CHUBB CORP                   COMMON  171232101  $  2,583,500.00      50000  N   X                    NORT        50000       0     0
CONNECTICUT BANK & TRUST C   OTC EQ  207546102  $  2,452,200.00     305000  N   X                    NORT       305000       0     0
DIME COMMUNITY BANCSHARES    OTC EQ  253922108  $  2,170,448.00     164055  N   X                    NORT       164055       0     0
E TRADE FINANCIAL CORP       OTC EQ  269246104  $  3,346,394.00     157700  N   X                    NORT       157700       0     0
EASTERN INSURANCE HOLDINGS   OTC EQ  276534104  $ 14,469,287.00    1015205  N   X                    NORT      1015205       0     0
EASTERN VIRGINIA BANKSHARE   OTC EQ  277196101  $  3,483,851.00     152700  N   X                    NORT       152700       0     0
ECB BANCORP INC              OTC EQ  268253101  $  3,489,025.00     104150  N   X                    NORT       104150       0     0
FLUSHING FINANCIAL CORP      OTC EQ  343873105  $  2,406,422.00     148270  N   X                    NORT       148270       0     0
GREATER BAY BANCORP          OTC EQ  391648102  $  8,747,317.00     325300  N   X                    NORT       325300       0     0
HAMPSHIRE FIRST BANK (NH)    OTC EQ  408853109  $  2,700,000.00     270000  N   X                    NORT       270000       0     0
HARRINTON WEST FINANCIAL     OTC EQ  41383L104  $  5,411,219.00     318307  N   X                    NORT       318307       0     0
INDEPENDENT BANK CORP-MASS   OTC EQ  453836108  $  3,363,174.00     102100  N   X                    NORT       102100       0     0
J P MORGAN CHASE & CO        COMMON  46625H100  $  4,838,000.00     100000  N   X                    NORT       100000       0     0
JAMES RIVER GROUP INC        OTC EQ  470359100  $  3,600,650.00     115000  N   X                    NORT       115000       0     0
KMG AMERICA CORP             COMMON  482563103  $  4,673,522.00    1009400  N   X                    NORT      1009400       0     0
MELLON FINL CORP             COMMON  58551A108  $ 10,288,890.00     238500  N   X                    NORT       238500       0     0
MERRILL LYNCH & CO INC       COMMON  590188108  $  3,266,800.00      40000  N   X                    NORT        40000       0     0
NEW ENGLAND BANCSHARES INC   OTC EQ  643863202  $  3,372,500.00     250000  N   X                    NORT       250000       0     0
NEWALLIANCE BANCSHARES INC   COMMON  650203102  $  1,621,000.00     100000  N   X                    NORT       100000       0     0
PMA CAPITAL CORP - CL A      OTC EQ  693419202  $  4,236,768.00     451200  N   X                    NORT       451200       0     0
PMI GROUP INC                COMMON  69344M101  $  8,365,700.00     185000  N   X                    NORT       185000       0     0
                                                $134,074,086.00

PUT AMERICAN CAPITAL APR 4   PUT OP  0249377PH  $     10,000.00     100000  P   X                    NORT       100000       0     0
PUT AUTOMATIC DATA P APR 5   PUT OP  0531059P0  $    185,000.00     100000  P   X                    NORT       100000       0     0
PUT COMMERCE BANCORP APR 3   PUT OP  2005197PZ  $     35,000.00      50000  P   X                    NORT        50000       0     0
PUT CORUS BANKSHARES MAR 2   PUT OP  2208737RD  $    367,500.00     105000  P   X                    NORT       105000       0     0
PUT FINL SECTOR MAR 21       PUT OP  82099W4MZ  $    117,000.00     300000  P   X                    NORT       300000       0     0
PUT INDYMAC BANCORP  APR 3   PUT OP  4566077PF  $    122,500.00     100000  P   X                    NORT       100000       0     0
PUT TCF FINANCIAL CO APR 2   PUT OP  8722757PE  $      7,500.00      50000  P   X                    NORT        50000       0     0
SECURITY CAPITAL ASSURANCE   COMMON  G8018D107  $  5,976,093.00     211693  N   X                    NORT       211693       0     0

SOVEREIGN BANCORP INC        COMMON  845905108  $  6,360,000.00     250000  N   X                    NORT       250000       0     0
STERLING BANCORP-N.Y.        COMMON  859158107  $  7,254,480.00     400800  N   X                    NORT       400800       0     0
STIFEL FINANCIAL CORP        COMMON  860630102  $  6,299,460.00     142200  N   X                    NORT       142200       0     0
TCF FINANCIAL CORP           COMMON  872275102  $  2,636,000.00     100000  N   X                    NORT       100000       0     0
TRANSCOMMUNITY FINANCIAL C   OTC EQ  893548107  $  3,696,000.00     448000  N   X                    NORT       448000       0     0
UNITED AMERICA INDEMNITY     OTC EQ  90933T109  $  9,517,800.00     410250  N   X                    NORT       410250       0     0
UNITED FINANCIAL BANCORP I   OTC EQ  91030R103  $    749,925.00      50500  N   X                    NORT        50500       0     0
USB HOLDING CO INC           COMMON  902910108  $  2,877,092.00     126800  N   X                    NORT       126800       0     0
WACHOVIA CORP                COMMON  929903102  $  6,772,141.00     123018  N   X                    NORT       123018       0     0
WADDELL & REED FINANCIAL I   COMMON  930059100  $  5,167,712.00     221600  N   X                    NORT       221600       0     0
WESTFIELD FINANCIAL INC      COMMON  96008P104  $  4,556,000.00     425000  N   X                    NORT       425000       0     0
WTS DIME BANCORP INC NEW     OTC EQ  25429Q110  $     70,342.00     413775  N   X                    NORT       413775       0     0
                                                $ 62,777,545.00

                                     TOTAL      $196,851,631.00